Note 5 - Derivative Instruments (Details) - Net Long Natural Gas Contracts	Dec. 31, 2013 ft3		Dec. 31, 2012 ft3
Hedge designation
Cash flow hedges	6,000,000,000	[1],[2]	6,000,000,000	[1]
Not designated as hedges	183,000,000,000	[1],[2]	96,000,000,000	[1]
Total hedges	189,000,000,000	[1],[2]	102,000,000,000	[1]
Hedge position
Short position	(2,622,000,000,000)	[1],[2]	(1,955,000,000,000)	[1]
Long position	2,811,000,000,000	[1],[2]	2,057,000,000,000	[1]
Net long position	189,000,000,000	[1],[2]	102,000,000,000	[1]

[1]	Volumes related to Nicor Gas exclude variable-priced contracts, which are accounted for as derivatives, but whose fair values are not directly impacted by changes in commodity prices.
[2]	Approximately 97% of these contracts have durations of two years or less and the remaining 3% expire between two and six years.